EXHIBIT 99.1

KPMG LLP INDEPENDENT ACCOUNTANT’S REPORT

ON APPLYING AGREED-UPON PROCEDURES

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

BV001 Trust

BlueMountain Capital Management, LLC (together, the “Company”)

Wells Fargo Securities, LLC

(together with the Company, the “Specified Parties”)

Re: BlueVirgo 2015-1 Trust, Tax Lien Collateralized Notes, Series 2015-1 (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of property tax liens which we were informed are intended to be included as collateral in the offering of the “Notes.” This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The phrase “County Assessors’ Websites” means the listing of websites provided to us by the Company for a sample of 150 Tax Liens, included as Exhibit A attached hereto.
•	The phrase “Tax Lien File” means any file containing some or all of the following documents: Tax Certificate, Signed Subsequent Payment Affidavit, Tax Receipt of Tax Lien Auction Results of Orange County, Florida or Palm Beach County, Florida (the “Tax Lien Auction Results”), Bankruptcy Letter (if applicable), Minerva System screenshot (the Minerva System is the Company’s servicing system), Tax Lien State Matrix, Municipality Equalization Ratio, and Signed Recording Fee Affidavit. The Tax Lien File, maintained and furnished to us by the Company, was represented by the Company to be either the original Tax Lien File and/or a copy of the original

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

BlueVirgo 2015-1 Trust, Tax Lien Collateralized Notes, Series 2015-1

October 28, 2015

Tax Lien File. The Company is responsible for each Tax Lien File.

I.     The Data File and the Selected Tax Liens

On October 23, 2015, Wells Fargo Securities, LLC, on behalf of the Company, provided us with an electronic data file containing certain information related to 50,091 property tax liens (the “Tax Liens”) as of October 15, 2015 (the “Data File”). The Company is responsible for the Data File. We were instructed by the Company to randomly select a sample of 150 Tax Liens from the Data File (the “Selected Tax Liens”). A listing of the Selected Tax Liens is attached hereto as Exhibit B.

For each of the Selected Tax Liens, we compared the attributes listed below to the corresponding information appearing on or derived from a copy of the applicable documents in the Tax Lien File. The Company indicated that the absence of any of the documents in the Tax Lien File or the inability to agree the indicated information from the Data File to the documents in the Tax Lien File for each of the attributes identified constituted an exception. The documents in the Tax Lien File are listed in the order of priority until such attribute was compared.

Attribute	Tax Lien File Document(s)

Purchase Date	Tax Certificate, Signed Subsequent Payment Affidavit, Tax Lien Auction Results

Rank	Tax Certificate, Signed Subsequent Payment Affidavit and the instructions provided by the Company described below

Bankruptcy (if applicable)	Bankruptcy Letter (if applicable)

Address	Tax Certificate, Respective County Assessor’s Website listed in Exhibit A

County	Tax Certificate, Respective County Assessor’s Website listed in Exhibit A

State	Tax Certificate, Respective County Assessor’s Website listed in Exhibit A

Property Type	Respective County Assessor’s Website listed in Exhibit A

Current Interest Rate	Tax Certificate, Minerva System screenshot and the instructions provided by the Company described below

Attribute	Tax Lien File Document(s)

Tax Amount	Tax Certificate, Tax Lien Auction Results, Tax Lien State Matrix

Overbid Amount	Tax Certificate

Reimbursable Fees	Tax Certificate, Signed Recording Fee Affidavit, Respective County Assessor’s

BlueVirgo 2015-1 Trust, Tax Lien Collateralized Notes, Series 2015-1

October 28, 2015

Website in Exhibit A

Assessed Value	Respective County Assessor’s Website listed in Exhibit A

Market Value	Respective County Assessor’s Website listed in Exhibit A and Municipality Equalization Ratio and the instructions provided by the Company described below

Recomputed Interest and Penalty Amount	Tax Lien State Matrix and the instructions provided by the Company described below

Recomputed Redemptive Value	Tax Certificate and the instructions provided by the Company described below

Recomputed Combined Redemptive Value	Tax Certificate and the instructions provided by the Company described below

Recomputed Combined OLTV	Respective County Assessor’s Website listed in Exhibit A and the instructions provided by the Company described below

For purposes of comparing Rank for Selected Tax Liens indicated as a sub-liens (i.e., the “Rank” field in the Data File contained a value of “S”), we were instructed by the Company to compare the parcel property information in the Data File for such Selected Tax Lien to the parcel property information in the Tax Certificate for the corresponding Selected Tax Lien that was indicated as the original lien (i.e., the “Rank” field in the Data File contained a value of “L”).

For purposes of comparing the Current Interest Rate, we were informed by the Company that the penalty interest rate was included in the Interest Rate Used field in the Minerva System screenshot.

For purposes of comparing the Market Value, we were instructed by the Company to recompute the Market Value as follows: multiply (i) the Assessed Value from the Data File by (ii) 100 divided by (iii) the Municipality Equalization Ratio. We compared the result to the “Market Value” field in the Data File.

For purposes of recomputing the interest and penalty amount (the “Recomputed Interest and Penalty Amount”) related to Selected Tax Liens in New Jersey, we were instructed by the Company to recompute the amount as follows: multiply (i) the Tax Amount from the Data File by (ii) the Current Interest Rate from the Data File and by (iii) the quotient of (a) the number of days between the Purchase Date from the Data File and October 15, 2015 and (b) 360, and to the result add, if applicable, (iv) the $12 Search Fee, (v) the corresponding redemption penalty amount calculated based on the Tax Lien State Matrix, and (vi) the related year-end penalty amount provided by the Company. We compared the Recomputed Interest and Penalty Amount to the “Interest Amount” field in the Data File which we were informed by the Company included the Penalty Amount.

For purposes of the Recomputed Interest and Penalty Amount related to Selected Tax Liens in Florida, we were instructed by the Company to recompute the amount as follows: the greater of (i) interest

BlueVirgo 2015-1 Trust, Tax Lien Collateralized Notes, Series 2015-1

October 28, 2015

accrued monthly at the Current Interest Rate from the Data File between the Purchase Date and October 15, 2015 and (ii) 5% of the Tax Amount. We compared the Recomputed Interest and Penalty Amount to the “Interest Amount” field in the Data File which we were informed by the Company included the Penalty Amount.

For purposes of recomputing the redemptive value (the “Recomputed Redemptive Value”), we were instructed by the Company to add the Tax Amount, the Overbid Amount, and the Reimbursable Fees per the Tax Certificate, to the Recomputed Interest Amount. We compared the Recomputed Redemptive Value to the “Redemptive Value” field in the Data File.

For purposes of recomputing the combined redemptive value (the “Recomputed Combined Redemptive Value”), we were instructed by the Company to sum the Recomputed Redemptive Value of the original tax lien and the Recomputed Redemptive Value of each subsequent tax lien affiliated with the original tax lien (all of which shared the same Tax Lien ID as stated on the Data File). We compared the Recomputed Combined Redemptive Value to the “Combined Redemptive Value” field in the Data File.

For purposes of recomputing the combined OLTV (the “Recomputed Combined OLTV”), we were instructed by the Company to divide the Recomputed Combined Redemptive Value by the Market Value based on the printouts from the respective County Assessor’s Website. We compared the Recomputed Combined OLTV to the “Combined OLTV” field in the Data File.

The information regarding the Selected Tax Liens was found to be in agreement with the respective information on or derived from the documents in the Tax Lien Files. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File or the Tax Liens. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies and information indicated in the Data File or provided by the Company, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Tax Liens or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Data File, the Tax Lien File documents, the data and documents furnished to us by the Company, or the County Assessors’ websites which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Tax Liens to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Tax Liens being securitized, (iii) the compliance of the originator of the Tax Liens with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Tax Liens that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

BlueVirgo 2015-1 Trust, Tax Lien Collateralized Notes, Series 2015-1

October 28, 2015

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of BV001 Trust, Blue Mountain Capital Management, LLC and Wells Fargo Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

October 28, 2015

THE FOLLOWING PAGE CONSTITUTES EXHIBIT A.

Exhibit A
Listing of County Assessors’ Websites

Florida
Palm Beach	http://www.co.palm-beach.fl.us/papa/
Orange	http://www.ocpafl.org/searches/parcelsearch.aspx

New Jersey
New Jersey	http://tax1.co.monmouth.nj.us/cgi-bin/prc6.cgi?&ms_user=monm&passwd=&srch_type=0&adv=0&out_type=0&district

THE FOLLOWING PAGES CONSTITUTE EXHIBIT B.

Selected Tax Lien #	Tax Lien ID #	Payment ID # (*)	Selected Tax Lien #	Tax Lien ID #	Payment ID # (*)	Selected Tax Lien #	Tax Lien ID #	Payment ID # (*)
1	T020592	N/A	41	T019400	PMT112005	81	T027584	N/A
2	T020592	PMT141528	42	T019400	PMT106021	82	T027584	PMT140651
3	T020592	PMT126691	43	T019400	PMT106020	83	T027584	PMT140650
4	T020592	PMT111354	44	T019400	PMT106019	84	T031634	N/A
5	T020592	PMT103953	45	T019400	PMT091247	85	T031634	PMT167241
6	T020592	PMT093618	46	T019400	PMT091246	86	T030251	N/A
7	T030242	N/A	47	T024729	N/A	87	T024826	N/A
8	T031041	N/A	48	T024729	PMT150841	88	T024826	PMT154393
9	T031615	N/A	49	T024729	PMT120715	89	T027905	N/A
10	T018830	N/A	50	T021543	N/A	90	T027905	PMT147420
11	T018830	PMT143299	51	T021543	PMT142327	91	T031899	N/A
12	T018830	PMT143298	52	T021543	PMT126852	92	T021586	N/A
13	T018830	PMT126714	53	T021543	PMT110175	93	T021586	PMT108179
14	T018830	PMT111803	54	T021543	PMT103713	94	T021586	PMT102509
15	T018830	PMT111802	55	T027840	N/A	95	T021586	PMT102508
16	T018830	PMT104652	56	T031048	N/A	96	T025878	N/A
17	T018830	PMT104651	57	T025693	N/A	97	T025878	PMT153353
18	T018830	PMT086925	58	T025693	PMT135588	98	T029312	N/A
19	T018830	PMT081848	59	T030205	N/A	99	T021405	N/A
20	T018830	PMT081847	60	T027963	N/A	100	T021405	PMT142286
21	T025223	N/A	61	T027963	PMT153660	101	T021405	PMT126796
22	T025223	PMT154568	62	T027487	N/A	102	T021405	PMT110108
23	T025223	PMT126208	63	T027487	PMT140789	103	T021405	PMT103610
24	T018446	N/A	64	T027487	PMT140788	104	T026148	N/A
25	T018446	PMT127686	65	T027581	N/A	105	T026148	PMT145242
26	T018446	PMT081813	66	T020205	N/A	106	T027894	N/A
27	T026001	N/A	67	T020205	PMT141770	107	T027894	PMT150339
28	T026001	PMT140554	68	T020205	PMT128854	108	T020325	N/A
29	T026001	PMT135595	69	T020205	PMT099479	109	T020325	PMT140400
30	T026001	PMT135594	70	T025957	N/A	110	T020325	PMT128296
31	T018502	N/A	71	T025957	PMT140614	111	T020325	PMT110636
32	T016399	N/A	72	T025957	PMT137462	112	T020325	PMT104942
33	T016399	PMT125694	73	T025957	PMT137461	113	T020325	PMT093621
34	T016399	PMT101533	74	T021512	N/A	114	T026466	N/A
35	T024620	N/A	75	T021512	PMT142314	115	T026466	PMT140646
36	T019400	N/A	76	T021512	PMT126835	116	T026466	PMT138466
37	T019400	PMT146274	77	T021512	PMT110157	117	T026466	PMT138465
38	T019400	PMT146273	78	T021512	PMT103687	118	T025685	N/A
39	T019400	PMT128923	79	T029715	N/A	119	T025685	PMT141689
40	T019400	PMT128922	80	T030446	N/A	120	T025685	PMT141688

* Payment ID noted for subsequent tax lien only to differentiate from original tax lien sharing the same Tax Lien ID.

Selected Tax Lien #	Tax Lien ID #	Payment ID # (*)	Selected Tax Lien #	Tax Lien ID #	Payment ID # (*)	Selected Tax Lien #	Tax Lien ID #	Payment ID # (*)
121	T017443	N/A	131	T027027	N/A	141	T017143	PMT103133
122	T017443	PMT141312	132	T027027	PMT138577	142	T017143	PMT103132
123	T017443	PMT127714	133	T029579	N/A	143	T017143	PMT086691
124	T017443	PMT127713	134	T023689		144	T017143	PMT070634
125	T017443	PMT111434	135	T023689	PMT143704	145	T017143	PMT070633
126	T017443	PMT111433	136	T017143	N/A	146	T027820	N/A
127	T017443	PMT103924	137	T017143	PMT141134	147	T027820	PMT145409
128	T017443	PMT085547	138	T017143	PMT127313	148	T027820	PMT145408
129	T017443	PMT072021	139	T017143	PMT127312	149	T031088	N/A
130	T017443	PMT072020	140	T017143	PMT109140	150	T031771	N/A

* Payment ID noted for subsequent tax lien only to differentiate from original tax lien sharing the same Tax Lien ID.